Organization And Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization And Operations

Note 1. Organization and operations

The Company is a Maryland REIT formed on October 19, 2012. We are focused on acquiring, renovating, leasing and operating single-family properties as rental properties. As of June 30, 2013, the Company held 18,326 single-family properties in 21 states. In November and December 2012, the Company raised approximately $530,413,000 before aggregate placement agent fees and offering costs of $40,928,000, including $5,307,000 related to the value of the option issued to the Sponsor, in an offering exempt from registration under the Securities Act of 1933 (the “2012 Offering”). In March 2013, the Company raised $747,500,000 before aggregate placement agent fees and offering costs of $44,003,000 in an offering exempt from registration under the Securities Act of 1933 (the “2013 Offering”). On August 6, 2013, the Company raised $705,882,000 before aggregate underwriting discounts and offering costs of $36,952,000 in our initial public offering (the “IPO”). Concurrently with the IPO, the Company raised an additional $75,000,000 in private placements, which was made at the IPO offering price and without payment of any underwriting discount, to the Sponsor and APFC (collectively, the “2013 Concurrent Private Placements”). Additionally, on August 21, 2013, the Company raised $105,882,000 before aggregate underwriting discounts of $5,029,000 by issuing an additional 6,617,647 Class A common shares in connection with the IPO underwriters’ exercise in full of their option to purchase additional shares.

From our formation through June 10, 2013, we were externally managed and advised by American Homes 4 Rent Advisor, LLC (the “Advisor”) and the leasing, managing and advertising of our properties was overseen and directed by American Homes 4 Rent Management Holdings, LLC (the “Property Manager”), both of which were subsidiaries of the Sponsor. On June 10, 2013, we acquired the Advisor and the Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in our Operating Partnership (the “Management Internalization”). Under the terms of the contribution agreement, all administrative, financial, property management, marketing and leasing personnel, including executive management, became fully dedicated to us (see Note 10).

Prior to the Management Internalization, the Sponsor exercised control over the Company through the contractual rights provided to the Advisor through an advisory management agreement. Accordingly, certain properties contributed by the Sponsor to the Company prior to the Management Internalization have been deemed to be transactions between entities under common control, and as such, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor (see Note 9). Accordingly, the accompanying condensed consolidated financial statements include the Sponsor’s historical results of operations and carrying values of the properties that had been acquired by the Sponsor. The Sponsor commenced acquiring these properties on June 23, 2011, and accordingly, the statements of operations reflect activity prior to the Company’s date of formation. Therefore, the accompanying condensed consolidated financial statements are not indicative of the Company’s past or future results and do not reflect its financial position, results of operations, changes in equity, and cash flows had they been presented as if the Company had been operated independently during the periods presented.

Note 1. Organization and operations

American Homes 4 Rent (the “Company,” “we,” “our” and “us”) is a Maryland real estate investment trust (“REIT”) formed on October 19, 2012. We are focused on acquiring, renovating, leasing and operating single-family properties as rental properties. In November and December 2012, the Company raised approximately $530,413,000 before aggregate placement agent fees and offering costs of $40,928,000, including $5,307,000 related to the value of the option issued to American Homes 4 Rent, LLC (the “Sponsor”), in an offering exempt from registration under the Securities Act of 1933 (the “2012 Offering”). As of December 31, 2012, the Company held 3,644 single-family properties in 15 states. In March 2013, the Company raised $747,500,000 before aggregate placement agent fees and offering costs of $44,003,000 in an offering exempt from registration under the Securities Act of 1933 (the “2013 Offering”). The Company is overseen by a board of trustees consisting of eight individuals.

Substantially all of the Company’s operations are conducted through American Homes 4 Rent, L.P. (our “Operating Partnership”). The operations of which are consolidated with those of the Company. The Company is the sole general partner and owned approximately 99.9% of the Class A units in the Operating Partnership as of December 31, 2012. The general partner has the exclusive power to manage and conduct the business of the entity. The Sponsor is the sole limited partner and owns approximately 0.1% of the Class A units in the Operating Partnership (see Note 7) and has no authority to transact business or participate in management activities of the entity. Holders of Class A units in our Operating Partnership have the right to redeem the units for cash or, at the election of the Company, exchange the units for the Company’s Class A common shares on a one-for-one basis.

The Company is advised by American Homes 4 Rent Advisor, LLC (the “Advisor”) and the Company’s single-family properties are managed by American Homes 4 Rent Management Holdings, LLC (the “Property Manager”), both of which are subsidiaries of the Sponsor. During 2012, these related parties received compensation for services provided to the Company, and will continue to receive compensation for providing on-going investment oversight and management of the Company (see Note 8). Under the terms of these and other agreements, the Sponsor and its affiliates provide services that are essential to the Company. As a result of these relationships, the Company is dependent upon the Sponsor and its affiliates. In the event that the Sponsor and its affiliates are unable to provide these services, the Company will be required to find other service providers, the cost for which could be more or less than the amounts currently charged by the Sponsors and its affiliates under these agreements.

In connection with the 2012 Offering, on December 31, 2012 the Sponsor contributed 367 properties to us with an agreed-upon value of $49,444,000 and made a cash investment of $556,000, in exchange for 3,300,000 Class A common shares, 667 Class B common shares, and 32,667 Class A units of the Company’s Operating Partnership (see Note 9). On February 28, 2013, the Sponsor contributed 2,770 properties to us with an agreed-upon value of $491,666,000 (the “2,770 Property Contribution”), in exchange for 31,085,974 Series C convertible units, or Series C units, in our Operating Partnership, and 634,408 of our Class B common shares. The contributions in connection with the 2012 Offering and the 2,770 Property Contribution are transactions between businesses under common control, and as such, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor. Accordingly, the accompanying consolidated financial statements include the Sponsor’s historical results of operations and carrying values of the properties that had been acquired by the Sponsor. The Sponsor commenced acquiring these properties on June 23, 2011, the date of inception for the accompanying consolidated financial statements, and accordingly, the statements of operations reflect activity prior to the Company’s date of formation. Therefore, the accompanying consolidated financial statements are not indicative of the Company’s past or future results and do not reflect its financial position, results of operations, changes in equity, and cash flows had they been presented as if the Company had been operated independently during the period presented.

Prior to our formation on October 19, 2012, the Sponsor performed certain corporate functions on behalf of the properties acquired in the 2012 Offering and 2,770 Property Contribution. The accompanying consolidated financial statements reflect an allocation of general and administrative expenses incurred by the Sponsor (see Note 2).